TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
TAXES

NOTE 9 — TAXES

The expected tax expense based on the statutory rate is reconciled with actual tax expense as follows:

The effective tax rate differs from the statutory tax rate of 21% for the year ended December 31, 2022, due to the valuation allowance recorded on the Company’s net operating losses and unrealized income on the Trust Account. During the three months ended March 31, 2023, the estimated effect tax rates is approximately 23.3% due to the change in the valuation allowance and prior year tax true up. The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns since inception remain open to examination by the taxing authorities. The Company considers California to be a significant state tax jurisdiction.

NOTE 9 — TAXES

The expected tax expense based on the statutory rate is reconciled with actual tax expense as follows:

For the Year Ended
December 31,
2022
U.S. federal statutory rate	21.0%
State taxes, net of federal benefit	0.1%
Change in valuation allowance	27.36%
Income tax provision	48.46%

The effective tax rate differs from the statutory tax rate of 21% for the year ended December 31, 2021, due to the valuation allowance recorded on the Company’s net operating losses. The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns since inception remain open to examination by the taxing authorities. The Company considers California to be a significant state tax jurisdiction.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities and the change in valuation are as follows at December 31:

2022
Deferred tax assets:
Startup costs	211,627
Total deferred tax assets	211,627

Valuation Allowance	(211,627)

Net deferred tax asset	$—

2022

Federal
Current	$374,862
Deferred	(211,627)
State and Local
Current	-
Deferred	-
Change in valuation	211,627
Income Tax Provision	$374,862

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is independent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31,2021, the change in the valuation allowance was zero.